Assets pledged, collateral received and assets transferred - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020
Disclosure of unconsolidated structured entities [line items]
Loans and advances	£ 145,259	[1]	£ 134,267
Asset backed funding programmes
Disclosure of unconsolidated structured entities [line items]
Loans and advances	£ 3,500		£ 3,100

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.